Property, Plant and Equipment (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 31,225,604	$ 34,142,665
Less: Accumulated depreciation and amortization	(26,344,562)	(27,875,525)
Property Plant And Equipment Excluding Construction In Progress, Total	4,881,042	6,267,140
Capital work- in- progress	899,130	1,131,941
Property, plant and equipment-net	5,780,172	7,399,081
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	473,115	497,334
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	25,966,628	29,744,643
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	405,394	413,084
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	281,016	256,262
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	646,925	677,932
Website development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 3,452,526	$ 2,553,410